Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Oct. 22, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Line of credit	$ 22,456	$ 20,000		$ 10,801
Debt issuance costs	(4,475)	(4,766)		(5,302)
Total term debt	224,650	227,297		223,098
Current portion long-term debt, net of unamortized discount	10,605	10,593		7,928
Long-term debt, net	214,045	216,704		215,170
Former Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit				10,801
New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit	22,456	20,000
Former Term Loan A Facility [Member]
Debt Instrument [Line Items]
Carrying values of debt instruments				$ 228,400
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Carrying values of debt instruments	$ 229,125	$ 232,063	$ 235,000